Expense Example - AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND	Sep. 30, 2026 USD ($)
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (Class A, Class F-1, Class F-2, Class F-3) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 293
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	489
Expense Example, with Redemption, 10 Years	790
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (Class A, Class F-1, Class F-2, Class F-3) | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	350
Expense Example, with Redemption, 10 Years	785
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (Class A, Class F-1, Class F-2, Class F-3) | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	102
Expense Example, with Redemption, 5 Years	179
Expense Example, with Redemption, 10 Years	405
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (Class A, Class F-1, Class F-2, Class F-3) | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	79
Expense Example, with Redemption, 5 Years	140
Expense Example, with Redemption, 10 Years	317
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (Class R-6) | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	79
Expense Example, with Redemption, 5 Years	140
Expense Example, with Redemption, 10 Years	$ 317